                                                                                            Registration No. 33-12463
                                                                                                    File No. 811-5051

                                         SECURITIES AND EXCHANGE COMMISSION
                                                WASHINGTON, DC 20549

                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 22                                                                                 [X]

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 21                                                                                                [X]

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                                            CENTENNIAL AMERICA FUND, L.P.
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                                 (Exact Name of Registrant as Specified in Charter)

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                                  6803 South Tucson Way, Englewood, Colorado 80112
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                                 (Address of Principal Executive Offices) (Zip Code)

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                                                   1-800-525-9310
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                                (Registrant's Telephone Number, including Area Code)

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                                                Robert G. Zack, Esq.

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                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018

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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On April 30, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]  This  post-effective  amendment  designates  a  new  effective  date  for  a  previously  filed  post-effective amendment.